Annual Fund Operating Expenses - Class T - DWS Floating Rate Fund - Class T	Oct. 01, 2021
Operating Expenses:
Management fee	0.55%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.48%	[1]
Acquired funds fees and expenses	0.04%
Total annual fund operating expenses	1.32%
Fee waiver/expense reimbursement	0.25%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.07%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.